Employee Benefits Plan - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (954)	$ (1,399)
Plan expense recognized in income statement:
Actuarial gains	104	20
Exchange differences	14	(30)
Contributions paid	68	590
Disposals of businesses	167
Other	(1)	4
End of period	(701)	(954)
Net plan surpluses recognized in non-current assets	7	30
Net plan obligations recognized in non-current liabilities	(708)	(984)
Continuing Operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement	(79)	(105)
Discontinued operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement	(20)	(34)
Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(812)	(1,259)
Plan expense recognized in income statement:
Actuarial gains	97	19
Exchange differences	12	(26)
Contributions paid	56	578
Disposals of businesses	148
Other	2	3
End of period	(589)	(812)
Defined Benefit Plan [Member] | Continuing Operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement	(74)	(95)
Defined Benefit Plan [Member] | Discontinued operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement	(18)	(32)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(142)	(140)
Plan expense recognized in income statement:
Actuarial gains	7	1
Exchange differences	2	(4)
Contributions paid	12	12
Disposals of businesses	19
Other	(3)	1
End of period	(112)	(142)
Other Post Employment Benefits [Member] | Continuing Operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement	(5)	(10)
Other Post Employment Benefits [Member] | Discontinued operations [member]
Plan expense recognized in income statement:
Plan expense benefit recognized in income statement	$ (2)	$ (2)